Property and Equipment	12 Months Ended
Jan. 31, 2017
Property, Plant and Equipment [Abstract]
Property and Equipment

NOTE 6 – Property and equipment

The balances of our major classes of depreciable assets and useful lives are:

	January 31, 2017	January 31, 2016
Geology Equipment (3 to 7 years)	$264,734	$264,734
Vehicles and transportation equipment (5 years)	44,284	44,284
Office furniture and equipment (3 to 7 years)	85,363	85,363
	394,381	394,381
Less: accumulated depreciation and amortization	(385,915)	(380,249)
	$8,466	$14,132

Depreciation expense was $5,666 and $22,509 for the years ended January 31, 2017 and 2016, respectively.